Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of share capital shares

	2021	2020	2019
	£	£	£

Share capital	195,476	194,580	185,519

	2021	2020	2019
	Number	Number	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.01 each	17,813,020	17,813,010	17,813,010
A Ordinary shares of £0.01 each	1,734,580	1,645,020	738,900
Total Ordinary share outstanding at the end of the period	19,547,600	19,458,030	18,551,910

Summary of changes in stock options
	Number of	Share capital
	shares	£
Fully paid share capital:
Balance at December 31, 2019	18,551,910	185,519
Issue of A Ordinary shares of £0.01 each	906,120	9,061
Balance at December 31, 2020	19,458,030	194,580
Issue of Ordinary shares of £0.01 each	10	-
Issue of A Ordinary shares of £0.01 each	89,560	896
Balance at December 31, 2021	19,547,600	195,476